Warrant Liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Warrant Liabilities [Abstract]
Schedule of Changes in the Fair Value of Warrant Liabilities

Changes in the fair value of warrant liabilities are as follows:

June 30,
2026
Balance at beginning of period	$4,843,800
Liability assumed in business combination	—
Change in fair value	(3,738,650)
Balance at end of period	$1,105,150